Short-term Borrowings and Current Portion of Long-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Short-term Borrowings and Current Portion of Long-term Borrowings
Schedule of short-term borrowings and current portion of long-term borrowings

	As of December 31,
	2019	2020
	RMB	RMB
Bank loans	130,000	146,000
Other borrowings	29,500	29,500
Current portion of long-term borrowings (Note 14)	—	15,789
	159,500	191,289